State Street Bank and Trust Company
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
March 2, 2011
VIA ELECTRONIC TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”) Registration Nos. 33-22884/811-05577
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Money Market Portfolios/Bond Portfolios, Philadelphia International Fund and Small Cap Equity Portfolio (Institutional Shares) Prospectuses and Statement of Additional Information, each dated February 28, 2011, do not differ from those contained in Post-Effective Amendment No. 53, filed electronically on February 25, 2011, to the Registrant’s Registration Statement on Form N-1A.
Please do not hesitate to contact the undersigned at (617) 662-3967 if you have any questions regarding this filing.
Sincerely,

/s/ Mark E. Tuttle Mark E. Tuttle